Earnings per share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Unvested restricted stock (in shares)	2,354,318	2,429,442	3,007,752
Number of shares excluded from diluted shares outstanding (in shares)	163,067	90,929	509,677